Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Total comprehensive loss	$ (5,385)	$ (10,328)	$ (6,479)
Adjustments to profit or loss items:
Depreciation, amortization and impairment	1,499	1,741	463
Depreciation of leased systems	1,180	1,054	765
Withdrawal of lease due to termination of contract	(5)
Finance expenses, net	319	1,430	1,157
Cost of share-based payment	799	1,263	710
Income taxes	237	422	209
Total adjustments to reconcile profit (loss)	4,029	5,910	3,304
Changes in asset and liability items:
Increase in trade receivables	(7)	(2,634)	(419)
Decrease (increase) in other accounts receivable	(97)	136	(595)
Decrease in long-term prepaid expenses and other			(217)
Increase (decrease) in trade payables	(552)	175	859
Increase (decrease) in other accounts payable	515	(385)	482
Increase (decrease) in deferred revenues and other liabilities	320	555	(314)
Total changes in asset and liability	179	(2,153)	(204)
Cash paid and received during the year for:
Interest paid	(71)	(296)	(239)
Interest received	61	175	37
Income taxes paid	(249)	(552)	(192)
Total cash paid and received during the year	(259)	(673)	(394)
Net cash used in operating activities	(1,436)	(7,244)	(3,773)
Cash flows from investing activities:
Purchase of property and equipment and system components	(2,470)	(3,311)	(1,972)
Withdrawal of (investment in) short-term deposits, net		(120)	(50)
Withdrawal of long-term deposits, net	5	985	886
Net cash used in investing activities	(2,465)	(2,446)	(1,136)
Cash flows from financing activities:
Receipt (repayment) of loan from bank, net		(3,000)
Receipt of government grants	42	176	149
Repayment of liability in respect of research and development grants	(655)	(601)	(414)
Repayment of lease liability	(417)	(434)
Proceeds from issuance of shares, net		26,333
Net cash (used in) provided by financing activities	(1,030)	22,474	(265)
Exchange rate differences on cash and cash equivalents	218	(78)	(367)
Increase (decrease) in cash and cash equivalents	(4,713)	12,706	(5,541)
Cash and cash equivalents at the beginning of the year	21,674	8,968	14,509
Cash and cash equivalents at the end of the year	16,961	21,674	8,968
(a) Significant non-cash transactions:
Purchase of property and equipment on credit	23	183	280
Recognition of new lease liability and right-of-use	48
Termination of lease liability and right-of-use	(51)
long-term prepaid expenses not yet paid			$ 1,128